Investment Strategy	Oct. 31, 2025
Vaughan Nelson Emerging Markets Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities of companies that are either listed, domiciled, or conduct a meaningful amount of business in emerging markets. The Fund’s advisor defines companies conducting a meaningful amount of business in emerging markets as those companies that derive at least 50% of revenues or net profits from or have at least 50% of assets or production capacities in, emerging market countries. The Fund’s advisor also includes in the definition of emerging market companies those that have been organized under the laws of, have their principal offices or headquarters in, or the securities of which are principally traded in emerging market countries. Emerging market countries are those countries that are considered to be emerging markets or developing economies by the World Bank or the International Finance Corporation or are included in any of Morgan Stanley Capital International (“MSCI”) emerging market indices. Emerging market countries are typically located in Asia, Africa, the Caribbean and Central America, South America, Eastern Europe, and the Middle East. The Fund may invest in companies of any market capitalization. From time to time, the Fund may have a significant portion of its assets in one or more market sectors, including the information technology sector.

The Fund’s advisor uses a bottom-up approach, employing both fundamental research and quantitative tools, that seeks to identify companies with attractive valuations. The strategy invests in stocks that the Fund’s advisor believes are undervalued relative to their intrinsic value over time. The Fund’s investments in equity securities may include common stocks, preferred stocks, real estate investment trusts (“REITs”) or other trusts, exchange-traded funds (“ETFs”), convertible securities and American, European and Global Depositary Receipts (“ADRs,” “EDRs,” and “GDRs,” respectively). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. EDRs and GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets. The Fund may also invest in ETFs that invest in portfolios of securities designed to track particular market segments or indices and the shares of which are bought and sold on securities exchanges. The Fund generally will invest in securities of companies located in different countries and regions. From time to time, the Fund may have a significant portion of its assets invested in the securities of companies in one or a few countries or regions.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities of companies that are either listed, domiciled, or conduct a meaningful amount of business in emerging markets.
Vaughan Nelson International Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in international equity securities. The Fund considers international equities to be equity securities of companies that are listed, domiciled, or conduct a meaningful amount of business outside of the United States. The Fund’s advisor defines companies conducting a meaningful amount of business outside of the United States as those companies that derive at least 50% of revenues or net profits from, or have at least 50% of assets or production capacities outside of the United States. Investments in companies that move above or below the capitalization range of the MSCI All-Country World Index ex-USA may continue to be held by the Fund in the Fund advisor’s sole discretion. Typically, the Fund’s portfolio will hold 20 to 40 securities. The Fund may invest in companies with any market capitalization. From time to time, the Fund may have a significant portion of its assets in one or more market sectors.

The Fund’s advisor uses a bottom-up approach, employing both fundamental research and quantitative tools, that seeks to identify companies with attractive valuations. The strategy invests in stocks that it believes are undervalued, relative to their intrinsic value over time. The Fund’s investments in equity securities may include common stocks, preferred stocks, real estate investment trusts (“REITs”) or other trusts, exchange-traded funds (“ETFs”), convertible securities and American, European and Global Depositary Receipts (“ADRs,” “EDRs,” and “GDRs,” respectively). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. EDRs and GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets. The Fund may also invest in ETFs that invest in portfolios of securities designed to track particular market segments or indices and the shares of which are bought and sold on securities exchanges. The Fund invests primarily in equity securities of foreign (non-U.S.) companies located in developed countries but may also invest in emerging markets. The Fund generally will invest in securities of companies located in different countries and regions. From time to time, the Fund may have a significant portion of its assets invested in the securities of companies in one or a few countries or regions.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in international equity securities.